Derivatives - Gains and Losses in Statement of Operations (Details) - USD ($) $ in Thousands	2 Months Ended	7 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2017	Sep. 30, 2017	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Gains (losses) on oil and natural gas derivatives				$ (66,900)
Lease operating expenses				0
Total gains (losses) on oil and natural gas derivatives		$ 5,642	$ (129,902)	$ (66,900)
Predecessor
Derivative [Line Items]
Gains (losses) on oil and natural gas derivatives	$ 12,886				$ (15,781)
Lease operating expenses	0				(4,605)
Total gains (losses) on oil and natural gas derivatives	$ 12,886				$ (20,386)